FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 3,714,018	$ 3,903,033
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premium	$ 3,619,139	$ 3,821,519